SUBSEQUENT EVENTS (Details) - USD ($)			6 Months Ended
	Jul. 17, 2024	Jul. 08, 2024	Jun. 30, 2024	Jul. 12, 2024	Jun. 12, 2024	May 10, 2024	Apr. 10, 2024	Mar. 12, 2024	Feb. 09, 2024	Jan. 16, 2024
SUBSEQUENT EVENTS
Proceeds from Related Party Debt			$ 1,059,551
Deposit in trust account			$ 3,995,122
Second Trust Amendment
SUBSEQUENT EVENTS
Deposit in trust account							$ 130,370	$ 130,370	$ 130,370	$ 130,370
Sponsor
SUBSEQUENT EVENTS
Deposit in trust account					$ 130,370	$ 130,370	130,370
Subsequent Event | Second Trust Amendment
SUBSEQUENT EVENTS
Deposit in trust account				$ 130,370
Subsequent Event | Sponsor
SUBSEQUENT EVENTS
Proceeds from Related Party Debt	$ 70,000	$ 200,000
Deposit in trust account				$ 130,370			$ 130,370	$ 130,370	$ 130,370	$ 130,370